Property, plant and equipment	12 Months Ended
Dec. 31, 2018
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Property, plant and equipment

Note 6. Property, plant and equipment

Accounting policy

Property, plant and equipment are recognized at acquisition cost less accumulated depreciation and any impairment losses. Acquisition costs include expenditures that are directly attributable to the acquisition of the asset and costs to ready it for use.

Depreciation is expensed on a straight-line basis over the estimated useful lives of the assets. If components of property, plant and equipment have different useful lives, they are accounted for separately.

The estimated useful lives are as follows:

•	Buildings and other outside improvements 10-20 years

•	Leasehold improvements 5-10 years

•	Office furniture 10 years

•	Laboratory equipment 3-10 years

•	Office equipment 5 years

•	IT equipment 3 years

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted, if appropriate.

Any gain or loss on disposal of an item of property, plants and equipment is determined by comparing the proceeds from disposal with the carrying amount of the item. The net amount is recognized in the statement of consolidated operations under the line item “Other operating income and expenses.”

Payments made under operating leases are expensed on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.

If, according to the terms of a lease, it appears that substantially all the risks and rewards incidental to ownership are transferred from the lessor to the lessee, the associated leased assets are initially recognized as an asset at the lower of their fair value and the present value of the minimum lease payments and subsequently depreciated or impaired, as necessary. The associated financial obligations are reported in the line item “non-current financial debt” and “current financial debt.”

Details of property, plant and equipment

	Lands and Buildings	Technical equipment	Fixtures, fittings and other equipment	Assets under construction	Total
	$ in thousands
Net book value as of January 1, 2016	2,072	2,897	340	182	5,490

Additions to tangible assets	11,164	1,076	562	902	13,704
Disposal of tangible assets	—	(3)	(1)	(183)	(186)
Depreciation expense	(741)	(1,077)	(167)	—	(1,986)
Reclassification	—	3	(3)	—	—
Translation adjustments	(59)	(38)	(23)	(4)	(122)

Net book value as of December 31, 2016	12,436	2,858	707	898	16,900

Gross value at end of period	15,085	10,634	1,104	898	27,721
Accumulated depreciation and impairment at end of period	(2,649)	(7,775)	(397)	—	(10,821)

Net book value as of January 1, 2017	12,436	2,858	707	898	16,900

Additions to tangible assets	718	701	203	878	2,501
Disposal of tangible assets	(9,243)	(103)	2	(109)	(9,453)
Reclassification	14	47	18	(79)	—
Depreciation expense	(972)	(1,126)	(245)	(798)	(3,140)
Translation adjustments	206	127	68	18	418

Net book value as of December 31, 2017	3,159	2,505	753	809	7,226

Gross value at end of period	6,936	12,114	1,447	1,606	22,103
Accumulated depreciation and impairment at end of period	(3,777)	(9,609)	(693)	(798)	(14,877)

Net book value as of January 1, 2018	3,159	2,505	753	809	7,226

Additions to tangible assets	879	1,622	1,820	1,942	6,263
Disposal of tangible assets	—	(49)	(690)	(426)	(1,164)
Reclassification	39	216	793	(1,053)	(6)
Depreciation expense	(758)	(854)	(478)	—	(2,091)
Translation adjustments	(90)	(46)	(27)	(25)	(188)

Net book value as of December 31, 2018	3,229	3,393	2,172	1,247	10,041

Gross value at end of period	7,604	13,297	3,215	2,045	26,160
Accumulated depreciation and impairment at end of period	(4,375)	(9,903)	(1,043)	(798)	(16,119)

No assets have been pledged as security for financial liabilities. There is no restriction on title of property, plant and equipment, except for assets recognized under finance lease agreements.

In 2017, Calyxt entered into a transaction whereby it sold a certain land and building (with a total net book value of $9.2 million), which was considered a sale under applicable accounting guidance and then entered into an operating lease for this property.

Assets under construction as of December 31, 2018 primarily relates to Cellectis’ new raw material manufacturing facility in Paris ($0.3 million) and new commercial manufacturing facility in the United States ($0.3 million) and the rest relates to the Plants activity.

For the year ended December 31, 2018, we continued our investments in research and development equipment in both the United States of America and France. The addition in tangible assets reflects improvements of Calyxt and Cellectis sites for $2.5 million and other equipment for $1.8 million.

Details of finance lease

	As of December 31,
	2017	2018
	$ in thousands
Gross value	4,448	5,689
Accumulated depreciation	(4,366)	(4,329)

Net	82	1,360

The finance leases relate mainly to laboratory equipment and IT equipment.